(WISCONSIN TAX-EXEMPT PORTFOLIO LOGO)

                               SEMIANNUAL REPORT
                                TO SHAREHOLDERS
                                  (UNAUDITED)

                                 JUNE 30, 2000

                    PRINCIPAL PRESERVATION PORTFOLIOS, INC.
                         WISCONSIN TAX-EXEMPT PORTFOLIO

                               PRESIDENT'S LETTER
                       SEMIANNUAL REPORT TO SHAREHOLDERS
                     FOR THE SIX MONTHS ENDED JUNE 30, 2000

                                                                 August 29, 2000

Dear Wisconsin Shareholder:

  During the six months ending June 30, 2000, we continued our tremendous growth in assets as we went from $1,042,000,000 on December 31, 1999 to
$1,302,000,000 on June 30, 2000.   Contributing to our growth has been the sales
inflows to our PSE Tech 100 Index Portfolio. Our participation in the technology market has been better on the upside while providing protection on the downside, through this diversified approach to a volatile market segment. Recently, articles have been written discussing the benefits of the price-weighted PSE Index vs. the more concentrated Nasdaq 100 and the widely accepted technology laden Nasdaq composite indices. We continue to see growing interest as well as substantial inflows into this fund.

  Our Wisconsin Tax-Exempt Portfolio continues to be the only one of the four double tax-exempt funds in Wisconsin to avoid investments in bonds that would cause investors to be subjected to the Alternative Minimum Tax. A tax that continues to catch more and more taxpayers each year.

  Thomas Sancomb, Fixed Income Portfolio Manager, retired on June 30, 2000. Craig Vanucci, Senior Vice President for Ziegler Asset Management, replaced Tom as manager for the Wisconsin Tax Exempt Portfolio. Craig is a Chartered Financial Analysts (CFA) and has been in the investment industry specializing in fixed income investments for over ten years. Craig has the ability, drive and expertise to ensure that our fixed income portfolios will continue to perform for our shareholders.

  Finally, to better leverage our opportunities in the marketplace and position the mutual fund group to compete effectively into the new millennium, I have stepped away from the Board. I retain the titles of President and CEO. The Board of Directors elected Peter Ziegler as Chairman and a director of the fund family. Peter has been involved in the financial services industry for over 20 years. I look forward to his contribution to the fund family as a fiduciary on behalf of the fund shareholders.

  On the following pages, we discuss in further detail, the investment performance for the Wisconsin Tax-Exempt Portfolio and look forward to your continued trust with us.

                                          Sincerely,

                                          /s/ Robert J. Tuszynski

                                          Robert J. Tuszynski
                                          President and CEO

This report was prepared for shareholders of Principal Preservation's Wisconsin Tax-Exempt Portfolio. It does not constitute an offer to sell shares of the Portfolio. Any investor who wishes to receive more information about the Wisconsin Tax-Exempt Portfolio or any of the other portfolios in the Principal Preservation Fund Family should obtain a prospectus, which includes a discussion of the investment objective, all sales charges and expenses and the investment risks associated with each portfolio.

                         WISCONSIN TAX-EXEMPT PORTFOLIO
                                PORTFOLIO REVIEW
                           JUNE 30, 2000 (UNAUDITED)

  The first quarter total return for the fund was 2.52% and an SEC yield for the fund of 4.69% as of March 31, 2000. While the SEC yield is slightly lower than the average yield for Wisconsin funds, it is important to recognize that our Wisconsin Fund does not contain any bonds subject to alternative minimum tax
(AMT). As of June 30, 2000, the average annualized total returns, including the effect of the sales charge, for the one-year, five-year and since inception were (0.21%), 4.44% and 4.09%, respectively.

  For the second quarter of 2000, a continued decrease in new issue supply in the tax-exempt municipal market, coupled with a tightening of interest rates across the maturity spectrum, resulted in tax-exempt municipals outperforming taxable fixed income investments. This out-performance was especially evident in the short and intermediate range for municipals.

  There was a 22.4% decrease in new issuance during the quarter when compared to the same time period for 1999. Higher borrowing costs contributed to the decline, however, the largest area this is affecting is the refunding sector of the municipal market. With issuance running at an annualized pace of roughly $175 billion, it is one of the lowest years of issuance in the past decade.

  Municipals now have the opportunity to fare very well in the environment ahead. The continuation of strong retail demand despite yields falling below 6%, the lack of new issuance, and the prospect of some reallocation from equities into bonds could enable municipals to outperform other fixed income markets. The lack of a refunding calendar until longer yields fall below 5.25% create opportunities for the supply side while demand is expected to increase even further. This type of an environment would allow municipal funds to start receiving net inflows, for a change, as spot municipal yields fall below fund yields increasing their competitiveness.

  On a year-to-date basis the fund provided a total rate of return of 2.69%, compared to its peer single state municipal bond funds average of 3.21%. However, the peer group return was skewed upward by the performance of one individual fund which maintains a duration more than 40% longer than the rest of the group. The fund continues to be well diversified and maintains nearly 40% of its holdings in securities with a stated "AAA" rating. The current yield of the fund is also very high with a 7.63% tax-equivalent yield for investors in the 40% bracket.

                    PRINCIPAL PRESERVATION PORTFOLIOS, INC.
                         WISCONSIN TAX-EXEMPT PORTFOLIO
                              FINANCIAL HIGHLIGHTS

  The table below presents information for a share of capital stock of Principal Preservation Portfolios, Inc.' s. Wisconsin Tax-Exempt Portfolio outstanding for the periods indicated. You should read this information in conjunction with the financial statements and related notes.

                                                                                   WISCONSIN
                                                                              TAX-EXEMPT PORTFOLIO
                                                      ---------------------------------------------------------------------
                                                      For the six
                                                      months ended               For the years ended December 31,
                                                     June 30, 2000      ---------------------------------------------------
                                                      (Unaudited)        1999           1998           1997           1996
                                                      -----------       ------         ------         ------         ------
PER SHARE DATA:

NET ASSET VALUE, BEGINNING OF PERIOD                    $ 9.45          $10.27         $10.21         $ 9.87         $10.05
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                                   .22             .45            .48            .49            .49
   Net realized and unrealized gains
     (losses) on investments                               .06            (.82)           .06            .34           (.18)
                                                        ------          ------         ------         ------         ------
   TOTAL FROM INVESTMENT OPERATIONS                        .28            (.37)           .54            .83            .31
                                                        ------          ------         ------         ------         ------

LESS DISTRIBUTIONS:
   Dividends from net investment income                   (.22)           (.45)          (.48)          (.49)          (.49)
                                                        ------          ------         ------         ------         ------
   TOTAL DISTRIBUTIONS                                    (.22)           (.45)          (.48)          (.49)          (.49)
                                                        ------          ------         ------         ------         ------
NET ASSET VALUE, END OF PERIOD                          $ 9.51          $ 9.45         $10.27         $10.21         $ 9.87
                                                        ------          ------         ------         ------         ------
                                                        ------          ------         ------         ------         ------

TOTAL RETURN **<F2>                                       3.0%           (3.8%)          5.4%           8.7%           3.3%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (to nearest thousand)        $49,484         $52,320        $45,693        $32,852        $25,750
Ratio of expenses to average net assets                   1.1%*<F1>+<F3>  0.9%+<F3>      0.6%+<F3>      0.5%+<F3>      0.5%+<F3>
Ratio of net investment income to average net assets      4.7%*<F1>+<F3>  4.5%+<F3>      4.6%+<F3>      4.9%+<F3>      4.9%+<F3>
Portfolio turnover rate                                   5.9%           15.2%          12.5%          16.9%          16.0%

 *<F1>   Annualized.
**<F2> The Fund's sales charge is not reflected in total return as set forth in the table.
 +<F3> Reflects a voluntary reimbursement of fund expenses of 0.1% in the six months endedJune 30, 2000, 0.1% in 1999, 0.4% in 1998, 0.6% in 1997 and 0.6% in 1996, respectively.

                    PRINCIPAL PRESERVATION PORTFOLIOS, INC.
                         WISCONSIN TAX-EXEMPT PORTFOLIO

                                 BALANCE SHEET
                           JUNE 30, 2000 (UNAUDITED)

                                                                WISCONSIN
                                                           TAX-EXEMPT PORTFOLIO
                                                           --------------------
ASSETS:
Investments:
   Cost basis of investments                                    $50,797,932
                                                                -----------
                                                                -----------
   Long-term investments in securities                          $49,112,224

Cash                                                                    791

Receivables:
   Capital shares sold                                               20,426
   Interest                                                         587,961
                                                                -----------
       Total receivables                                            608,387
Other assets                                                            959
                                                                -----------
       Total assets                                             $49,722,361
                                                                -----------
                                                                -----------

LIABILITIES:
Payables:
   Capital shares redeemed                                      $    23,729
   Distributions to shareholders                                     55,953
   Management fees                                                   20,085
   Other accrued expenses                                            72,292
   Other liabilities                                                 66,291
                                                                -----------
       Total liabilities                                            238,350
                                                                -----------

NET ASSETS:
Capital stock                                                    51,960,118
Undistributed net investment income                                   8,829
Undistributed net realized losses on investments                   (799,228)
Net unrealized depreciation on investments                       (1,685,708)
                                                                -----------
       Total net assets                                          49,484,011
                                                                -----------
       Total liabilities and net assets                         $49,722,361
                                                                -----------
                                                                -----------

NET ASSET VALUE AND REDEMPTION PRICE PER SHARE                  $      9.51
                                                                -----------
                                                                -----------

MAXIMUM OFFERING PRICE PER SHARE                                $      9.75
                                                                -----------
                                                                -----------

  The accompanying notes to financial statements are an integral part of this statement.

                    PRINCIPAL PRESERVATION PORTFOLIOS, INC.
                         WISCONSIN TAX-EXEMPT PORTFOLIO

                            STATEMENT OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 2000 (UNAUDITED)

                                                                WISCONSIN
                                                           TAX-EXEMPT PORTFOLIO
                                                           --------------------
INVESTMENT INCOME:
Interest                                                         $1,436,378
                                                                 ----------
     Total investment income                                      1,436,378
                                                                 ----------

EXPENSES:
Investment advisory fees                                            125,138
Administrative services fee                                           8,059
Custodian fees                                                        7,540
Transfer agent fees                                                  13,412
Broker service fees                                                  63,166
Professional fees                                                    23,229
Registration                                                         10,048
Communication                                                         3,089
Director fees                                                         2,494
Pricing of investments                                               10,597
Other                                                                 9,951
                                                                 ----------
     Total expenses                                                 276,723
Less expenses absorbed by advisor                                   (12,467)
                                                                 ----------
     Net expenses                                                   264,256
                                                                 ----------
NET INVESTMENT INCOME                                             1,172,122
                                                                 ----------
NET REALIZED (LOSSES) ON INVESTMENTS                               (268,227)
CHANGE IN UNREALIZED APPRECIATION ON INVESTMENTS FOR THE YEAR       553,341
                                                                 ----------
     Net gain on investments                                        285,114
                                                                 ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS             $1,457,236
                                                                 ----------
                                                                 ----------

  The accompanying notes to financial statements are an integral part of this statement.

                    PRINCIPAL PRESERVATION PORTFOLIOS, INC.
                         WISCONSIN TAX-EXEMPT PORTFOLIO

                       STATEMENT OF CHANGES IN NET ASSETS
               FOR THE SIX MONTHS ENDED JUNE 30, 2000 (UNAUDITED)

                                                                WISCONSIN
                                                           TAX-EXEMPT PORTFOLIO
                                                           --------------------
OPERATIONS:
Net investment income                                           $ 1,172,122
Net realized (losses) on investments                               (268,227)
Change in unrealized appreciation on investments for the year       553,341
                                                                -----------
     Net increase in net assets resulting from operations         1,457,236
                                                                -----------

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income ($0.22 per share)                          (1,172,281)
                                                                -----------
     Total distributions                                         (1,172,281)
                                                                -----------

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares issued                                       3,727,082
Net asset value of shares issued in distributions                   851,294
Cost of shares redeemed                                          (7,699,384)
                                                                -----------
     Net decrease in net assets from capital
       share transactions                                        (3,121,008)
                                                                -----------
     Total decrease                                              (2,836,053)

NET ASSETS:
Balance at beginning of period                                   52,320,064
                                                                -----------
Balance at end of period                                        $49,484,011
                                                                -----------
                                                                -----------

  The accompanying notes to financial statements are an integral part of this statement.

                    PRINCIPAL PRESERVATION PORTFOLIOS, INC.
                         WISCONSIN TAX-EXEMPT PORTFOLIO

                       STATEMENT OF CHANGES IN NET ASSETS
                      FOR THE YEAR ENDED DECEMBER 31, 1999

                                                                WISCONSIN
                                                           TAX-EXEMPT PORTFOLIO
                                                           --------------------
OPERATIONS:
Net investment income                                           $ 2,333,676
Net realized losses on investments                                 (495,751)
Change in unrealized appreciation on investments for the year    (4,041,529)
                                                                -----------
     Net decrease in net assets resulting from operations        (2,203,604)
                                                                -----------

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income ($0.45 per share)                          (2,333,895)
                                                                -----------
     Total distributions                                         (2,333,895)
                                                                -----------

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares issued                                      21,530,243
Net asset value of shares issued in distributions                 1,654,328
Cost of shares redeemed                                         (12,019,713)
                                                                -----------
     Net increase in net assets from
       capital share transactions                                11,164,858
                                                                -----------
     Total increase                                               6,627,359

NET ASSETS:
Balance at beginning of period                                   45,692,705
                                                                -----------
Balance at end of period                                        $52,320,064
                                                                -----------
                                                                -----------

  The accompanying notes to financial statements are an integral part of this statement.

                    PRINCIPAL PRESERVATION PORTFOLIOS, INC.
                         WISCONSIN TAX-EXEMPT PORTFOLIO

                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2000 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES --

   Principal Preservation Portfolios, Inc. (the "Fund"), registered under the Investment Company Act of 1940 as an open-end management investment company, is a series company with nine portfolios: Tax-Exempt Portfolio, Government Portfolio, S&P100 Plus Portfolio, Dividend Achievers Portfolio, PSE Tech 100 Index Portfolio, Cash Reserve Portfolio, Wisconsin Tax-Exempt Portfolio, Select Value Portfolio and Managed Growth Portfolio. This report presents information only for the Wisconsin Tax-Exempt Portfolio (the "Portfolio"). Information regarding the other portfolios is presented in separate reports. The assets and liabilities of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which the shareholder owns shares.

   The following is a summary of the significant accounting policies of the Fund.

   (a)  Long-Term Securities

        The long-term tax-exempt securities are valued at market or fair value using quotations by an independent pricing service (the "Service"). When, in the judgment of the Service, quoted bid prices for securities are readily available and are representative of the bid side of the market, these investments are valued at the mean between quoted bid prices (as obtained by the Service from dealers in such securities) and ask prices (as calculated by the Service based upon its evaluation of the market for such securities). Securities for which, in the judgment of the Service, there are no readily obtainable market quotations (which may constitute a majority of the portfolio's securities) are carried at fair value as determined by the Service in accordance with procedures approved by the Fund's Board of Directors. Among other factors, these procedures include consideration of yields or prices of municipal securities of comparable quality, coupon, maturity, type, indications as to values from dealers, and general market conditions.

        Investment transactions are recorded on the day after trade date. However, the financial statement information reflects an adjustment to reflect trade date activity.

        Premiums on long-term tax-exempt securities are amortized to the shorter of call date or maturity. The fund does not amortize premiums on taxable long-term securities. The fund amortizes all discounts on taxable securities and on original issue discount tax-exempt securities.

   (b)  Net Realized Gains and Losses and Investment Income

        Net realized gains and losses on securities sales are computed on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

   (c)  Federal Income Taxes

        Provision has not been made for Federal income taxes, because the Portfolio has elected to be taxed as a "regulated investment company" and intends to distribute substantially all income to its shareholders and otherwise to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. As of December 31, 1999, the Portfolio had Federal income tax capital loss carryforwards of $3,176 expiring in 2003, $3,012 expiring in 2004, $29,062 expiring in 2006 and $495,751 expiring in 2007. It is management's intention to make no distribution of any future realized capital gains until the Federal income tax capital loss carryforward is exhausted.

        The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense or gain items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature. Accordingly at December 31, 1999 reclassifications were made to decrease undistributed net investment income and increase capital stock by $811.

   (d)  Expenses

        Fund expenses associated with a specific portfolio are charged to that portfolio as they are incurred. Common expenses incurred by the Fund are allocated, as incurred, between the portfolios based upon the ratio of the net assets of each portfolio to the combined net assets of the Fund, by the ratio of accounts maintained in each portfolio or some other fair allocation process.

   (e)  Distributions to Shareholders

        Dividends to shareholders are recorded on the ex-dividend date.

   (f)  Use of Estimates

        The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH RELATED PARTIES --

   The Fund has an Investment Advisory Agreement (the "Agreement") with B.C. Ziegler and Company ("BCZ") (with whom certain officers and directors of the Fund are affiliated), to serve as the Investment Advisor. BCZ is a wholly owned subsidiary of The Ziegler Companies, Inc. Under the Agreement, the Portfolio pays BCZ a monthly fee based upon the average daily net assets of the Portfolio at the rate of .50% of the first $250,000,000 of the Portfolio's average daily net assets, reducing to .40% of the Portfolio's average daily net assets in excess of $250,000,000.

   For the year ended December 31, 1999, the Portfolio incurred total advisory fees of $260,395. BCZ voluntarily reimbursed expenses to the Portfolio totaling $65,498. BCZ is not obligated to continue the voluntary reimbursement in the future.

   On May 17, 1991, the Fund's shareholders approved a Distribution Agreement under Rule 12b-1. According to this agreement the Fund pays a distribution fee of up to 0.25% to BCZ, as the distributor, which is passed through to the broker/dealer as a service fee. This fee is calculated on the average daily net assets and is shown as broker service fees in the Statement of Operations.

   On May 1, 2000, the Board approved the Administrative Services Agreement. Under this agreement, the Fund pays 0.10% to B.C. Ziegler to perform administrative tasks on behalf of the Fund.

   BCZ has an Accounting and Pricing Agreement with the Fund to perform accounting and pricing services. In addition, the Portfolio pays BCZ commissions on sales of Portfolio shares and 12b-1 distribution fees. The transfer agent fees, commissions, accounting and pricing fees, depository and 12b-1 fees paid to BCZ by the Portfolio for the six months ended June 30, 2000 were as follows:

                                                                 ACCOUNTING
                                            COMMISSIONS         AND PRICING
                                        ON PORTFOLIO SHARES         FEES        12B-1 FEES      ADMINISTRATIVE
                                        -------------------     -----------     ----------      --------------
   Wisconsin Tax-Exempt Portfolio             $11,483             $12,625         $35,141           $4,188

3. INVESTMENT TRANSACTIONS --

   Purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended June 30, 2000, consisted of $2,949,260 and $6,260,728, respectively.

   Net tax basis unrealized appreciation (depreciation) on investments as of June 30, 2000, included:

                                                                 WISCONSIN
                                                                 TAX-EXEMPT
                                                                 ----------
Gross unrealized appreciation                                   $   759,360
Gross unrealized depreciation                                    (2,445,068)
                                                                -----------
     Net unrealized depreciation                                $(1,685,708)
                                                                -----------
                                                                -----------

   The tax basis cost of investments at June 30, 2000 was $50,797,932.

4. LINE OF CREDIT --

   The Fund has an available line of credit of $7,500,000. However, each portfolio's borrowings, by investment restriction, cannot exceed 10% of the total net assets not including the borrowings. Interest expense incurred in connection with such borrowings was not material during the year. Borrowings under this arrangement bear interest approximating the then current Prime Rate. All borrowings under this line of credit are guaranteed by BCZ. Each portfolio's policies allow borrowings for temporary or emergency purposes.

5. CAPITAL SHARE TRANSACTIONS --

   (a) The Fund has authorized capital of 1,000,000,000 shares at $.001 par value per share. The Fund's shares are divided into nine separate portfolios: Wisconsin Tax-Exempt Portfolio, Government Portfolio, Tax-Exempt Portfolio, S&P 100 Plus Portfolio, Dividend Achievers Portfolio, Select Value Portfolio, PSE Tech 100 Index Portfolio, Managed Growth Portfolio and Cash Reserve Portfolio, consisting of 50,000,000 shares in each of the first eight portfolios and 450,000,000 in the Cash Reserve Portfolio. Each portfolio (other than the Cash Reserve Portfolio) has designated Class A (front-end load) shares. In addition, the S&P 100 Plus, Dividend Achievers, Select Value, PSE Tech 100 Index and Managed Growth also have designated Class B (contingent deferred sales charge) shares. Each of the aforementioned portfolios and the Government Portfolio have designated Class C shares. The shares of the Cash Reserve Portfolio have Class X (Retail Shares) and Class Y (Institutional Shares) and Class B shares. The remaining 150,000,000 authorized shares of common stock of the Fund may be allocated to any of the above portfolios or to new portfolios as determined by the Board of Directors. The shares of each portfolio have equal rights and privileges with all other shares of that portfolio.

   (b) Capital share activity during the year ended December 31, 1999 and the six months ended June 30, 2000, respectively, were as follows:

                                                             WISCONSIN
                                                            TAX-EXEMPT
                                                            ----------
SHARES OUTSTANDING AT DECEMBER 31, 1998                      4,447,828
                                                             ---------
                                                             ---------
  Shares issued                                              2,160,989
  Shares issued in distributions                               150,612
  Shares redeemed                                           (1,236,225)
                                                             ---------
SHARES OUTSTANDING AT DECEMBER 31, 1999                      5,523,204
                                                             ---------
                                                             ---------
  Shares issued                                                394,087
  Shares issued in distributions                               106,592
  Shares redeemed                                             (821,293)
                                                             ---------
SHARES OUTSTANDING AT JUNE 30, 2000                          5,202,590
                                                             ---------
                                                             ---------

   (c) Maximum offering price per share is computed based on a maximum sales charge of 2.5% of the offering price or 2.56% of the net asset value. For purpose of this computation, the price per share is derived from multiplying the net asset value and redemption price per share by 100 and then dividing the product by 97.5.

                    PRINCIPAL PRESERVATION PORTFOLIOS, INC.
                         WISCONSIN TAX-EXEMPT PORTFOLIO

                            SCHEDULE OF INVESTMENTS
                           JUNE 30, 2000 (UNAUDITED)

 PRINCIPAL                                                                                   S&P          MOODY'S
  AMOUNT                     DESCRIPTION                                                    RATING         RATING         VALUE
------------------------------------------------------------------------------------------------------------------------------------

LONG-TERM TAX-EXEMPT SECURITIES -- 99.2%

GEORGIA -- 1.2%
 $  325,000    Atlanta, Georgia, New Public Housing Authority, 5.00%,                        AAA            Aaa        $   327,438
               due 05-01-2007

    250,000    Newnan, Georgia, New Public Housing Authority, 5.00%,                         AAA            Aaa            247,500
               due 04-01-2012

GUAM -- 2.5%
    650,000    Guam Government Limited Obligation Highway Bonds,                             AAA            Aaa            679,250
               Series A, 6.30%, due 05-01-2012

    515,000    Guam Power Authority Revenue Bonds, Series A, 6.375%,                         AAA            Aaa            545,900
               due 10-01-2008

ILLINOIS -- 0.6%
    300,000    Peoria, Illinois, New Public Housing Authority, 5.00%,                        AAA            Aaa            295,500
               due 06-01-2012

MASSACHUSETTS -- 2.0%
    860,000    Massachusetts State Housing Finance Agency, Multi-Family Housing              AAA             A1            979,325
               Bonds, First Issue, 1979 Series A, 7.00%, due 04-01-2021

NEVADA -- 0.5%
    255,000    Las Vegas, Nevada, New Public Housing Authority, 5.00%,                       AAA            Aaa            251,494
               due 01-01-2012

NEW JERSEY -- 1.0%
    285,000    Newark, New Jersey, New Public Housing Authority, 5.25%,                      AAA            Aaa            287,137
               due 04-01-2009

    250,000    Newark, New Jersey, New Public Housing Authority, 4.50%,                      AAA            Aaa            238,438
               due 04-01-2008

NEW YORK -- 0.8%
    200,000    New York, New York, New Public Housing Authority, 5.375%,                     AAA            Aaa            203,500
               due 01-01-2012

    200,000    New York, New York, New Public Housing Authority, 5.00%,                      AAA            Aaa            199,000
               due 01-01-2012

NORTH CAROLINA -- 0.8%
    400,000    Durham, North Carolina, New Public Housing Authority, 5.00%,                  AAA            Aaa            396,500
               due 02-01-2012

NORTH DAKOTA -- 0.8%
    185,000    Burleigh County, North Dakota, New Public Housing Authority,                  AAA            Aaa            182,456
               4.875%, due 01-01-2010

    200,000    Burleigh County, North Dakota, New Public Housing Authority,                  AAA            Aaa            198,250
               4.875%, due 01-01-2009

N MARIANA ISLANDS -- 0.2%
    100,000    Commonwealth of the Northern Mariana Islands General Obligation               AAA            Aaa            101,000
               Bonds, Series 1999A, (Public School System Projects), 5.125%,
               due 10-01-2008

OHIO -- 2.5%
    500,000    Youngstown, Ohio, New Public Housing Authority, 5.00%,                        AAA            Aaa            496,250
               due 05-01-2011

    250,000    Youngstown, Ohio, New Public Housing Authority, 4.875%,                       AAA            Aaa            247,500
               due 05-01-2009

    200,000    Youngstown, Ohio, New Public Housing Authority, 4.875%,                       AAA            Aaa            197,250
               due 05-01-2010

    300,000    Youngstown, Ohio, New Public Housing Authority, 5.00%,                        AAA            Aaa            295,875
               due 05-01-2012

PENNSYLVANIA -- 0.9%
    270,000    Allentown, Pennsylvania, New Public Housing Authority, 4.875%,                AAA            Aaa            266,287
               due 05-01-2011

    200,000    Clinton County, Pennsylvania, New Public Housing Authority,                   AAA            Aaa            204,130
               5.25%, due 11-01-2007

PUERTO RICO -- 3.0%
    100,000    Puerto Rico Commonwealth Highway &Transportation, 6.625%,                      A             Baa1           105,500
               due 07-01-2012

    350,000    Puerto Rico Commonwealth Highway & Transportation Authority,                   A             Aaa            369,688
               Highway Revenue Unrefunded Balance, Series T, 6.625%,
               due 07-01-2018

    300,000    Puerto Rico Commonwealth General Obligation Bonds, 6.00%,                      A             Aaa            313,125
               Prefunded 07-01-2002

    180,000    Puerto Rico Commonwealth Electric &Power Authority, Series R,                 AAA            Aaa            188,775
               6.25%, due 07-01-2017

    350,000    Puerto Rico Telephone Authority, Series L, 6.125%, due 01-01-2022              A+             A2            361,812

    150,000    Puerto Rico Telephone Authority, Series L, 5.75%, due 01-01-2011               A+             A2            154,313

SOUTH CAROLINA -- 0.4%
    200,000    Marion, South Carolina, New Public Housing Authority, 4.875%,                 AAA            Aaa            197,750
               due 09-01-2010

TENNESSEE -- 0.4%
    190,000    Nashville, Tennessee, New Public Housing Authority, 5.00%,                    AAA            Aaa            189,050
               due 08-01-2010

TEXAS -- 1.1%
    340,000    Waco, Texas, New Public Housing Authority, 4.875%,                            AAA            Aaa            337,025
               due 12-01-2009

    200,000    Waco, Texas, New Public Housing Authority, 4.875%,                            AAA            Aaa            194,250
               due 12-01-2012

VIRGIN ISLANDS -- 0.5%
    255,000    Virgin Islands Water and Power Authority Revenue Bonds,                       AAA            Aaa            258,187
               5.25%, due 07-01-2012

WISCONSIN -- 80.0%
    500,000    Housing Authority of the City of Ashland, Wisconsin, Student                   NR            Aa3            438,750
               Housing Revenue Bonds, Series 1998, (Northland College Project),
               5.10%, due 04-01-2018

  1,000,000    Ashwaubenon, Wisconsin, Community Development Authority                        NR            Aa2            986,250
               Lease Revenue, Arena Project, Series A, 5.80%, due 06-01-2029

    200,000    Brown County (Wisconsin) Housing Authority, Student Housing                    NR             NR            179,750
               Revenue Bonds, Series 1997B, (University Village Housing, Inc.
               Project), 5.400%, due 04-01-2017

    500,000    Community Development Authority of the City of Cudahy                          NR            Aa3            462,500
               (Wisconsin) Redevelopment Lease Revenue Bonds,
               Series 1999, 5.10%, due 06-01-2017

    600,000    Community Development Authority of the City of Franklin,                       NR             NR            559,500
               (Wisconsin), Redevelopment Lease Revenue Refunding Bonds,
               Series 1998-B, 4.80%, due 04-01-2009

  1,000,000    Community Development Authority of the City of Glendale, Wisconsin,            NR             NR            961,250
               Community Development Lease Revenue Bonds, Series 1998A,
               (Tax Increment District No. 7), 5.50%, due 09-01-2017

  2,200,000    Community Development Authority of the City of Glendale,                       NR             NR          2,043,250
               Wisconsin, Lease Revenue Bonds, Series 1998A,
               (Tax Increment District No. 7), 5.40%, due 09-01-2018

  1,000,000    Housing Authority of the County of Grant, Wisconsin, Housing                   NR             A3            911,250
               Refunding Revenue Bonds, Series 1998, (Orchard Manor), 5.35%,
               due 07-01-2026

    500,000    Housing Authority of the County of Grant, Wisconsin, Housing                   NR             A3            461,875
               Refunding Revenue Bonds, Series 1998, (Orchard Manor), 5.25%,
               due 07-01-2018

    150,000    Housing Authority of the City of Green Bay, Wisconsin, Student                 NR             NR            146,250
               Housing Refunding Revenue Bonds, Series 1997, (University Village
               Housing, Inc.), 6.00%, due 04-01-2017

  1,000,000    Redevelopment Authority of the City of Green Bay (Wisconsin),                  NR            Aa2            878,750
               Lease Revenue Bonds, Series 1999A, (Convention Center
               Project), 5.10%, due 06-01-2029

    200,000    City of Hartford Community Development Authority, Dodge and                    NR             NR            208,500
               Washington Counties, Wisconsin, Community Development Lease
               Revenue Bonds, 5.90%, due 12-01-2006

    600,000    Community Development Authority of the Village of Jackson,                     NR             NR            542,250
               Wisconsin, Community Development Refunding Revenue Bonds,
               Series 1999, 5.10%, due 12-01-2017

    100,000    Community Development Authority of the Village of Jackson,                     NR             NR             93,250
               Wisconsin, Community Development Refunding Revenue Bonds,
               Series 1999, 4.90%, due 12-01-2013

  1,000,000    Housing Authority of the City of Kenosha, Wisconsin, GNMA                      NR             NR            953,750
               Collateralized Multifamily Housing Revenue Bonds, Series 2000A,
               (Villa Ciera, Inc. Project), 6.00%, due 11-20-2041

    500,000    Community Development Authority of the Village of Little Chute,                NR             NR            487,500
               Wisconsin, Community Development Lease Revenue Bonds, 5.625%,
               due 03-01-2019

  3,050,000    Community Development Authority of the City of Madison,Wisconsin,             AA-             NR          2,638,250
               Fixed Rate Development Revenue Bonds, Series 1998A, (Fluno
               Center Project), 5.00%, due 11-01-2020

    300,000    Community Development Authority of the City of Madison,Wisconsin,              NR             NR            281,625
               Multifamily Housing Revenue Bonds, Series 1995, (Dempsey Manor
               Project), 6.65%, due 10-01-2025

  1,000,000    Madison, Wisconsin, Community Development Authority Lease                      NR            Aa2          1,040,000
               Revenue Bonds, Monona Terrace Community & Convention Center
               Project, 6.10%, due 3-01-2010

    500,000    Community Development Authority of the City of Madison, Wisconsin,             NR             NR            448,125
               Redevelopment Revenue Bonds, Series 1995,(Meriter Retirement
               Services, Inc.), 6.125%, due 12-01-2019

    260,000    Community Development Authority of the City of Madison, Wisconsin,             NR             NR            249,275
               Project Revenue Bonds, (Series 1986), 5.875%, due 07-01-2016

    500,000    Redevelopment Authority of the City of Milwaukee, Wisconsin,                   NR             A1            511,250
               Development Revenue Bonds, (Goodwill Industries of Southeastern
               Wisconsin Project), 6.35%, due 10-01-2009

    100,000    Milwaukee, Wisconsin, Housing Authority Multifamily Revenue                    NR            Aa2            101,500
               Refunding Bonds-Blatz Apartments Project, 7.50%, due 12-01-2028

    215,000    Redevelopment Authority of the City of Milwaukee, Wisconsin,                   NR             A1            196,725
               Redevelopment Revenue Bonds, Series 1999A, (Young Women's
               Christian Association of Greater Milwaukee), 5.25%, due 6-01-2019

  1,000,000    Redevelopment Authority of the City of Milwaukee (Wisconsin),                  NR             NR            885,000
               Development Revenue Bonds, Series 1998, (YMCA of Metropolitan
               Milwaukee, Inc. Project), 5.10%, due 12-01-2023

    750,000    Redevelopment Authority of the City of Milwaukee, Wisconsin,                   NR             A1            695,625
               Redevelopment Revenue Bonds, Series 1999A, (Young Women's
               Christian Association of Greater Milwaukee), 5.30%, due 6-01-2029

    180,000    Redevelopment Authority of the City of Milwaukee, Wisconsin,                   NR            Aaa            162,000
               Redevelopment Revenue Bonds, Series 1999B, (Young Women's
               Christian Association of Greater Milwaukee), 5.20%, due 06-01-2029

  1,000,000    Housing Authority of the City of Oak Creek, Wisconsin, Multifamily             NR             NR          1,015,000
               Housing Refunding Revenue Bonds, Series 1994A, (Country Oaks II
               Project), 6.30%, due 08-01-2028

     75,000    Housing Authority of the City of Oak Creek, Wisconsin, Multifamily            AAA             NR             71,625
               Housing Refunding Revenue Bonds, Series 1993, (Wood Creek
               Project), 5.625%, due 07-20-2029

    210,000    Community Development Authority of the City of Onalaska,                       NR             NR            204,750
               Wisconsin, Redevelopment Lease Revenue Refunding Bonds,
               5.30%, due 06-01-2015

  1,260,000    Housing Authority of the City of Oshkosh, Wisconsin, GNMA                      NR            Aaa          1,201,725
               Collateralized Multifamily Housing Revenue Bonds, Series 1997,
               (VNA Assisted Living, Inc. Project), 5.75%, due 09-20-2038

    125,000    Housing Authority of the City of Oshkosh, Wisconsin, GNMA                      NR            Aaa            121,875
               Collateralized Multifamily Housing Revenue Bonds, Series 1997,
               (VNA Assisted Living, Inc. Project), 5.45%, due 09-20-2017

  2,260,000    Southeast Wisconsin Professional Baseball Park District Sales                 AAA            Aaa          2,384,300
               Tax Revenue Bonds, Series 1996, 5.750%, prerefunded 03-13-2007

  1,000,000    Housing Authority of the City of Sheboygan, Wisconsin, Multifamily            AAA             NR            900,000
               Housing Refunding Revenue Bonds, Series 1998A, (GNMA Collat-
               Lake Shore Apartments), 5.10%, due 11-20-2026

    400,000    Redevelopment Lease Revenue Refunding Bonds, Redevelopment                     NR             NR            371,000
               Authority of the Village of Slinger, Wisconsin, 4.70%, due 09-01-2012

    600,000    Redevelopment Authority of the Village of Slinger, Wisconsin,                  NR             NR            610,500
               Redevelopment Lease Revenue Bonds, Series 1995-A, 6.25%,
               prerefunded 09-01-2001

  2,000,000    Waterfront Redevelopment Authority of the City of Sturgeon Bay,                NR             NR          1,770,000
               Wisconsin, Redevelopment Lease Revenue Bonds, Series 1998A,
               5.20%, due 10-01-2021

  1,360,000    Waterfront Redevelopment Authority of the City of Sturgeon Bay,                A              NR          1,210,400
               Wisconsin, Redevelopment Lease Revenue Bonds, Series 1998B,
               5.00%, due 10-01-2017

    100,000    Redevelopment Authority of the City of Superior, Wisconsin,                    NR            Aa2            103,750
               Revenue Bonds, Series 1994, (Superior Memorial Hospital, Inc.),
               5.80%, prerefunded 05-01-2002 @ 102

    150,000    Redevelopment Authority of the City of Superior, Wisconsin,                    NR            Aa2            155,250
               Revenue Bonds, Series 1994, (Superior Memorial Hospital, Inc.),
               5.65%, prerefunded 5-01-2002 @ 102

    155,000    Redevelopment Authority of the City of Superior, Wisconsin,                    NR            Aa2            160,231
               Revenue Bonds, Series 1994, (Superior Memorial Hospital, Inc.),
               5.60%, prerefunded 05-01-2002 @ 102

    600,000    Community Development Authority of the Village of Sussex,                      NR             NR            630,000
               Wisconsin, Community Development Revenue Bonds, Series 1995,
               6.10%, due 04-01-2015

    445,000    Community Development Lease Revenue Bonds, Series 1997A,                       NR             NR            438,325
               Community Development Authority of the City of Verona, Wisconsin,
               5.50%, due 06-01-2017

  1,000,000    Wisconsin Center District, Junior Dedicated Tax Revenue Refunding              A              NR            947,500
               Bonds, Series 1999, 5.25%, due 12-15-2023

  3,000,000    Wisconsin Center District, Junior Dedicated Tax Revenue Refunding              A              NR          3,161,250
               Bonds, Series 1996B, 5.75%, prerefunded 12-15-2006 @ 101

  1,235,000    Wisconsin Housing Finance Authority Revenue Bonds, Prerefunded                 NR             NR          1,276,681
               12-01-2017 at Par, Escrowed by U.S. Government Security, 6.10%,
               prerefunded 12-01-2017

  1,395,000    Wisconsin Housing Finance Authority Revenue Bonds, Prerefunded                AAA            Aaa          1,408,950
               12-01-2017 at Par, Escrowed by U.S. Government Security, (MBIA
               Insured), 6.10%, prerefunded 12-01-2017

    460,000    Walworth County (Wisconsin) Housing Authority Housing Revenue                  NR             NR            434,700
               Bonds, Series 1997, (FHA Insured Mortgage Loan-Kiwanis Herigage,
               Inc. Senior Apartment Project), 5.70%, due 03-01-2039

  1,000,000    Community Development Authority of the City of Watertown,                      NR             NR            900,000
               (Wisconsin), Redevelopment Lease Revenue Bonds, Series 1998A,
               5.00%, due 05-01-2018

    500,000    Housing Authority City of Waukesha, Wisconsin, Multifamily                     NR             NR            455,625
               Housing Refunding Revenue Bonds, Series 1998A, (FHA Insured
               Mortgage Loan-Oak Hills Terrace Project), 5.45%, due 06-01-2027

    750,000    Wauwatosa, Wisconsin, Redevelopment Authority, Milwaukee County,              AAA            Aaa            752,813
               Wisconsin, Redevelopment Authority Lease Revenue Bonds, Series
               1997, 5.65%, due 10-01-2015

    715,000    Housing Authority of Winnebago County, Wisconsin, Multifamily                  NR             NR            644,394
               Housing Refunding Revenue Bonds, (Neenah-Menasha Ecumenical
               Retirement Community, Inc. Project), 5.50%, due 10-01-2015

    855,000    Housing Authority of Winnebago County, Wisconsin, Multifamily                  NR             NR            748,125
               Housing Refunding Revenue Bonds, (Neenah-Menasha Ecumenical                                             -----------
               Retirement Community, Inc. Project), 5.60%, due 10-01-2020

Total Long-Term Tax-Exempt Securities (Cost $50,797,932)                                                               $49,112,224
                                                                                                                       -----------
                                                                                                                       -----------

                 Percentages shown are a percent of net assets.
  The accompanying notes to financial statements are an integral part of this schedule.

PRINCIPAL PRESERVATION
PORTFOLIOS, INC.
   215 North Main Street
   West Bend, Wisconsin 53095

OFFICERS AND DIRECTORS
   Peter D. Ziegler, Chairman, Director
   Richard H. Aster, M.D., Director
   Augustine J. English, Director
   Ralph J. Eckert, Director
   Robert J. Tuszynski, President
   Frank Ciano, Chief Financial Officer and Treasurer
   James Brendemuehl, Senior Vice President of Sales
   John Lauderdale, Senior Vice President of Marketing
   Kathleen Cain, Secretary

INVESTMENT ADVISOR
   B.C. Ziegler and Company
   215 North Main Street
   West Bend, Wisconsin 53095

DISTRIBUTOR, ACCOUNTING/PRICING
AGENT AND ADMINISTRATOR
   B.C. Ziegler and Company
   215 North Main Street
   West Bend, Wisconsin 53095

TRANSFER AND DIVIDEND DISBURSING AGENT
   PFPC Global Fund Services
   P.O. Box 60504
   King of Prussia, Pennsylvania 19406

CUSTODIAN
   Firstar Trust Company
   777 East Wisconsin Avenue
   Milwaukee, Wisconsin 53202

COUNSEL
   Quarles & Brady LLP
   411 East Wisconsin Avenue
   Milwaukee, Wisconsin 53202

INDEPENDENT PUBLIC ACCOUNTANTS
   Arthur Andersen LLP
   100 East Wisconsin Avenue
   Milwaukee, Wisconsin 53202

This report was prepared for shareholders of Principal Preservation Portfolios, Inc.'s Wisconsin Tax-Exempt Portfolio. It may not be used in connection with the offering of shares of the Wisconsin Tax-Exempt Portfolio unless preceded or accompanied by a current Prospectus.

PP861-8/00